WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 12.0%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$414,255
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	4,657,252	(a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	491,251
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	534,812
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,223,686	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,211,542	(c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	731,867	(c)
California State University Revenue:
Systemwide Series A, Refunding	5.000%	11/1/34	2,000,000	2,190,572
Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,202,972
Systemwide, Series C	4.000%	11/1/45	2,000,000	1,940,263
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	794,923	(c)

Total Education				15,393,395

Health Care - 5.3%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	733,990
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	243,778
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	250,000	231,626	(c)
California Statewide CDA Revenue:
899 Charleston Project, Series A, Refunding	5.000%	11/1/24	625,000	628,489	(c)
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,831,584	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,260,078
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,126,130
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	252,390

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	$300,000	$335,038
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	110,989

Total Health Care				6,754,092

Housing - 3.3%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	640,000	642,105	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,045,602
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,276,927
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,306,122

Total Housing				4,270,756

Industrial Revenue - 15.7%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	303,328
Series A	4.000%	6/1/35	235,000	236,956
Series A	4.000%	6/1/36	275,000	276,599
Series A	4.000%	6/1/37	275,000	275,743
Series A	4.000%	6/1/38	275,000	274,829
Series A	4.000%	6/1/39	750,000	746,001
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	1,500,000	1,528,879	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,526,729	(a)(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	1,982,107	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,750,000	5,274,942
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	1,000,000	1,015,816	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	634,019	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,531,284

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Project Number 1, Series A	5.250%	11/1/26	$2,000,000	$2,137,833
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,315,000	1,334,057

Total Industrial Revenue				20,079,122

Leasing - 11.1%
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	272,493
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,073,501
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,115,573
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,696,699
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/46	1,000,000	1,099,185
Capital Improvement Projects, Series B	5.000%	10/15/31	2,015,000	2,169,832
Capital Improvement Projects, Series B	5.000%	10/15/32	1,145,000	1,231,939
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,093,260
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	250,000	275,752
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	275,054
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	365,613
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	304,153
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	400,569
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	1,620,000	1,723,862
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	513,515
School Financing Project, BAM	4.000%	6/1/37	610,000	617,780

Total Leasing				14,228,780

Other - 3.1%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,298,214	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,035,610	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	305,000	310,837

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - continued
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	$850,000	$883,904
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	460,049

Total Other				3,988,614

Power - 2.9%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,249,164
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/36	1,000,000	1,093,845
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	609,375	*(e)
Series A	5.050%	7/1/42	70,000	56,700	*(e)
Series DDD, Refunding	5.000%	7/1/21	275,000	222,063	*(f)
Series TT	5.000%	7/1/37	450,000	365,625	*(e)
Series XX	5.250%	7/1/40	190,000	154,375	*(e)

Total Power				3,751,147

Special Tax Obligation - 6.1%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No. 12-1, Refunding	5.000%	9/2/24	600,000	607,537
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	377,415
Restructured, Series A-1	4.550%	7/1/40	50,000	50,000
Restructured, Series A-2	4.329%	7/1/40	80,000	77,862
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	1,999,987
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/26	1,850,000	1,938,241
Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,783,446
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	250,000	240,892
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	385,000	392,700
Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	300,000	324,976

Total Special Tax Obligation				7,793,056

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 4.8%
California State, GO:
Various Purpose, Refunding	4.000%	3/1/37	$1,000,000	$1,030,109
Various Purpose, Refunding	4.000%	11/1/45	5,000,000	5,002,334
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,127	2,890
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	6,883
Restructured, Series A-1	5.250%	7/1/23	5,248	5,327
Restructured, Series A-1	5.375%	7/1/25	10,466	10,802
Restructured, Series A-1	5.625%	7/1/27	10,372	11,007
Restructured, Series A-1	5.625%	7/1/29	10,203	10,989
Restructured, Series A-1	5.750%	7/1/31	9,910	10,872
Restructured, Series A-1	4.000%	7/1/33	9,398	8,806
Restructured, Series A-1	4.000%	7/1/35	8,447	7,767
Restructured, Series A-1	4.000%	7/1/37	7,250	6,497
Restructured, Series A-1	4.000%	7/1/41	9,857	8,608
Restructured, Series A-1	4.000%	7/1/46	10,251	8,705
Subseries CW	0.000%	11/1/43	46,804	24,162	(b)

Total State General Obligation				6,155,758

Transportation - 22.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,830,468
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.770%	4/1/24	1,000,000	1,005,263	(a)(b)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	500,000	472,301
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	4,926,784	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,621,509	(d)
Los Angeles, CA, Harbor Department Revenue:
Series A, Refunding	5.000%	8/1/25	2,500,000	2,657,422	(d)
Series C-1, Refunding	5.000%	8/1/25	1,495,000	1,589,139	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/26	1,000,000	1,070,202	(d)
Series H, Refunding	5.000%	5/1/29	750,000	827,353	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/24	$500,000	$518,397	(d)
Series B	5.000%	7/1/25	1,395,000	1,470,688	(d)
Series C, Refunding	5.000%	7/1/23	400,000	407,126	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/34	6,000,000	6,496,159	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	250,000	272,285	(d)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	930,374
Refunding	5.000%	3/1/35	500,000	523,607
Refunding	5.000%	3/1/36	975,000	1,018,195

Total Transportation				28,637,272

Water & Sewer - 12.3%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,057,189	(c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,008,026	(c)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	1,865,588
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,117,261
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,572	(c)
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,437,820
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/27	1,000,000	1,043,106
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,559,612
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,110,821
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,209,280

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Tulare, CA, Sewer Revenue:
Refunding, AGM	5.000%	11/15/28	$1,200,000	$1,294,178
Refunding, AGM	5.000%	11/15/29	1,500,000	1,616,581

Total Water & Sewer				15,821,034

TOTAL INVESTMENTS - 98.9% (Cost - $131,897,033)				126,873,026
Other Assets in Excess of Liabilities - 1.1%				1,453,657

TOTAL NET ASSETS - 100.0%				$128,326,683

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2022.

(f)	The maturity principal is currently in default as of August 31, 2022.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
MFA	— Municipal Finance Authority
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

8

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$126,873,026	—	$126,873,026

†	See Schedule of Investments for additional detailed categorizations.

10